Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 28, 2012
Registrant Name	dei_EntityRegistrantName	MFS MUNICIPAL SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0000751656
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jun 28, 2012
Prospectus Date	rr_ProspectusDate	Jul 28, 2011

MFS Alabama Municipal Bond Fund (Prospectus Summary): | MFS Alabama Municipal Bond Fund
MFS® Alabama Municipal Bond Fund

SUPPLEMENT TO PROSPECTUS

The date of this supplement is June 28, 2012

MFS® Municipal Series Trust

MFS® Alabama Municipal Bond Fund,

MFS® Arkansas Municipal Bond Fund,

MFS® Georgia Municipal Bond Fund,

MFS® Maryland Municipal Bond Fund,

MFS® Massachusetts Municipal Bond

Fund, MFS® Mississippi Municipal

Bond Fund, MFS® Pennsylvania

Municipal Bond Fund MFS® South

Carolina Municipal Bond Fund, MFS®

Tennessee Municipal Bond Fund, and

MFS® West Virginia Municipal Bond

Fund

Effective immediately, the footnote (#) directly beneath the first table in the sub-section entitled “Fees and Expenses” under the main heading “Summary of Key Information” is restated in its entirety as follows:

#

On shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 28, 2011
MFS Alabama Municipal Bond Fund (Prospectus Summary): | MFS Alabama Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MFS® Alabama Municipal Bond Fund
Supplement Text	ck0000751656_SupplementTextBlock

SUPPLEMENT TO PROSPECTUS

The date of this supplement is June 28, 2012

MFS® Municipal Series Trust

MFS® Alabama Municipal Bond Fund,

MFS® Arkansas Municipal Bond Fund,

MFS® Georgia Municipal Bond Fund,

MFS® Maryland Municipal Bond Fund,

MFS® Massachusetts Municipal Bond

Fund, MFS® Mississippi Municipal

Bond Fund, MFS® Pennsylvania

Municipal Bond Fund MFS® South

Carolina Municipal Bond Fund, MFS®

Tennessee Municipal Bond Fund, and

MFS® West Virginia Municipal Bond

Fund

Effective immediately, the footnote (#) directly beneath the first table in the sub-section entitled “Fees and Expenses” under the main heading “Summary of Key Information” is restated in its entirety as follows:

#

On shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.

MFS Alabama Municipal Bond Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFALX
MFS Alabama Municipal Bond Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBABX

MFS Pennsylvania Municipal Bond Fund (Prospectus Summary): | MFS Pennsylvania Municipal Bond Fund
MFS® Pennsylvania Municipal Bond Fund

SUPPLEMENT TO PROSPECTUS

The date of this supplement is June 28, 2012

MFS® Municipal Series Trust

MFS® Alabama Municipal Bond Fund,

MFS® Arkansas Municipal Bond Fund,

MFS® Georgia Municipal Bond Fund,

MFS® Maryland Municipal Bond Fund,

MFS® Massachusetts Municipal Bond

Fund, MFS® Mississippi Municipal

Bond Fund, MFS® Pennsylvania

Municipal Bond Fund MFS® South

Carolina Municipal Bond Fund, MFS®

Tennessee Municipal Bond Fund, and

MFS® West Virginia Municipal Bond

Fund

Effective immediately, the footnote (#) directly beneath the first table in the sub-section entitled “Fees and Expenses” under the main heading “Summary of Key Information” is restated in its entirety as follows:

#

On shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 28, 2011
MFS Pennsylvania Municipal Bond Fund (Prospectus Summary): | MFS Pennsylvania Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MFS® Pennsylvania Municipal Bond Fund
Supplement Text	ck0000751656_SupplementTextBlock

SUPPLEMENT TO PROSPECTUS

The date of this supplement is June 28, 2012

MFS® Municipal Series Trust

MFS® Alabama Municipal Bond Fund,

MFS® Arkansas Municipal Bond Fund,

MFS® Georgia Municipal Bond Fund,

MFS® Maryland Municipal Bond Fund,

MFS® Massachusetts Municipal Bond

Fund, MFS® Mississippi Municipal

Bond Fund, MFS® Pennsylvania

Municipal Bond Fund MFS® South

Carolina Municipal Bond Fund, MFS®

Tennessee Municipal Bond Fund, and

MFS® West Virginia Municipal Bond

Fund

Effective immediately, the footnote (#) directly beneath the first table in the sub-section entitled “Fees and Expenses” under the main heading “Summary of Key Information” is restated in its entirety as follows:

#

On shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.

MFS Pennsylvania Municipal Bond Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFPAX
MFS Pennsylvania Municipal Bond Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBPAX

MFS South Carolina Municipal Bond Fund (Prospectus Summary): | MFS South Carolina Municipal Bond Fund
MFS® South Carolina Municipal Bond Fund

SUPPLEMENT TO PROSPECTUS

The date of this supplement is June 28, 2012

MFS® Municipal Series Trust

MFS® Alabama Municipal Bond Fund,

MFS® Arkansas Municipal Bond Fund,

MFS® Georgia Municipal Bond Fund,

MFS® Maryland Municipal Bond Fund,

MFS® Massachusetts Municipal Bond

Fund, MFS® Mississippi Municipal

Bond Fund, MFS® Pennsylvania

Municipal Bond Fund MFS® South

Carolina Municipal Bond Fund, MFS®

Tennessee Municipal Bond Fund, and

MFS® West Virginia Municipal Bond

Fund

Effective immediately, the footnote (#) directly beneath the first table in the sub-section entitled “Fees and Expenses” under the main heading “Summary of Key Information” is restated in its entirety as follows:

#

On shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 28, 2011
MFS South Carolina Municipal Bond Fund (Prospectus Summary): | MFS South Carolina Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MFS® South Carolina Municipal Bond Fund
Supplement Text	ck0000751656_SupplementTextBlock

SUPPLEMENT TO PROSPECTUS

The date of this supplement is June 28, 2012

MFS® Municipal Series Trust

MFS® Alabama Municipal Bond Fund,

MFS® Arkansas Municipal Bond Fund,

MFS® Georgia Municipal Bond Fund,

MFS® Maryland Municipal Bond Fund,

MFS® Massachusetts Municipal Bond

Fund, MFS® Mississippi Municipal

Bond Fund, MFS® Pennsylvania

Municipal Bond Fund MFS® South

Carolina Municipal Bond Fund, MFS®

Tennessee Municipal Bond Fund, and

MFS® West Virginia Municipal Bond

Fund

Effective immediately, the footnote (#) directly beneath the first table in the sub-section entitled “Fees and Expenses” under the main heading “Summary of Key Information” is restated in its entirety as follows:

#

On shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.

MFS South Carolina Municipal Bond Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFSCX
MFS South Carolina Municipal Bond Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBSCX

MFS Tennessee Municipal Bond Fund (Prospectus Summary): | MFS Tennessee Municipal Bond Fund
MFS® Tennessee Municipal Bond Fund

SUPPLEMENT TO PROSPECTUS

The date of this supplement is June 28, 2012

MFS® Municipal Series Trust

MFS® Alabama Municipal Bond Fund,

MFS® Arkansas Municipal Bond Fund,

MFS® Georgia Municipal Bond Fund,

MFS® Maryland Municipal Bond Fund,

MFS® Massachusetts Municipal Bond

Fund, MFS® Mississippi Municipal

Bond Fund, MFS® Pennsylvania

Municipal Bond Fund MFS® South

Carolina Municipal Bond Fund, MFS®

Tennessee Municipal Bond Fund, and

MFS® West Virginia Municipal Bond

Fund

Effective immediately, the footnote (#) directly beneath the first table in the sub-section entitled “Fees and Expenses” under the main heading “Summary of Key Information” is restated in its entirety as follows:

#

On shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 28, 2011
MFS Tennessee Municipal Bond Fund (Prospectus Summary): | MFS Tennessee Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MFS® Tennessee Municipal Bond Fund
Supplement Text	ck0000751656_SupplementTextBlock

SUPPLEMENT TO PROSPECTUS

The date of this supplement is June 28, 2012

MFS® Municipal Series Trust

MFS® Alabama Municipal Bond Fund,

MFS® Arkansas Municipal Bond Fund,

MFS® Georgia Municipal Bond Fund,

MFS® Maryland Municipal Bond Fund,

MFS® Massachusetts Municipal Bond

Fund, MFS® Mississippi Municipal

Bond Fund, MFS® Pennsylvania

Municipal Bond Fund MFS® South

Carolina Municipal Bond Fund, MFS®

Tennessee Municipal Bond Fund, and

MFS® West Virginia Municipal Bond

Fund

Effective immediately, the footnote (#) directly beneath the first table in the sub-section entitled “Fees and Expenses” under the main heading “Summary of Key Information” is restated in its entirety as follows:

#

On shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.

MFS Tennessee Municipal Bond Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSTNX
MFS Tennessee Municipal Bond Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBTNX

MFS West Virginia Municipal Bond Fund (Prospectus Summary): | MFS West Virginia Municipal Bond Fund
MFS® West Virginia Municipal Bond Fund

SUPPLEMENT TO PROSPECTUS

The date of this supplement is June 28, 2012

MFS® Municipal Series Trust

MFS® Alabama Municipal Bond Fund,

MFS® Arkansas Municipal Bond Fund,

MFS® Georgia Municipal Bond Fund,

MFS® Maryland Municipal Bond Fund,

MFS® Massachusetts Municipal Bond

Fund, MFS® Mississippi Municipal

Bond Fund, MFS® Pennsylvania

Municipal Bond Fund MFS® South

Carolina Municipal Bond Fund, MFS®

Tennessee Municipal Bond Fund, and

MFS® West Virginia Municipal Bond

Fund

Effective immediately, the footnote (#) directly beneath the first table in the sub-section entitled “Fees and Expenses” under the main heading “Summary of Key Information” is restated in its entirety as follows:

#

On shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 28, 2011
MFS West Virginia Municipal Bond Fund (Prospectus Summary): | MFS West Virginia Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MFS® West Virginia Municipal Bond Fund
Supplement Text	ck0000751656_SupplementTextBlock

SUPPLEMENT TO PROSPECTUS

The date of this supplement is June 28, 2012

MFS® Municipal Series Trust

MFS® Alabama Municipal Bond Fund,

MFS® Arkansas Municipal Bond Fund,

MFS® Georgia Municipal Bond Fund,

MFS® Maryland Municipal Bond Fund,

MFS® Massachusetts Municipal Bond

Fund, MFS® Mississippi Municipal

Bond Fund, MFS® Pennsylvania

Municipal Bond Fund MFS® South

Carolina Municipal Bond Fund, MFS®

Tennessee Municipal Bond Fund, and

MFS® West Virginia Municipal Bond

Fund

Effective immediately, the footnote (#) directly beneath the first table in the sub-section entitled “Fees and Expenses” under the main heading “Summary of Key Information” is restated in its entirety as follows:

#

On shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.

MFS West Virginia Municipal Bond Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFWVX
MFS West Virginia Municipal Bond Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBWVX

MFS Arkansas Municipal Bond Fund (Prospectus Summary): | MFS Arkansas Municipal Bond Fund
MFS® Arkansas Municipal Bond Fund

SUPPLEMENT TO PROSPECTUS

The date of this supplement is June 28, 2012

MFS® Municipal Series Trust

MFS® Alabama Municipal Bond Fund,

MFS® Arkansas Municipal Bond Fund,

MFS® Georgia Municipal Bond Fund,

MFS® Maryland Municipal Bond Fund,

MFS® Massachusetts Municipal Bond

Fund, MFS® Mississippi Municipal

Bond Fund, MFS® Pennsylvania

Municipal Bond Fund MFS® South

Carolina Municipal Bond Fund, MFS®

Tennessee Municipal Bond Fund, and

MFS® West Virginia Municipal Bond

Fund

Effective immediately, the footnote (#) directly beneath the first table in the sub-section entitled “Fees and Expenses” under the main heading “Summary of Key Information” is restated in its entirety as follows:

#

On shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 28, 2011
MFS Arkansas Municipal Bond Fund (Prospectus Summary): | MFS Arkansas Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MFS® Arkansas Municipal Bond Fund
Supplement Text	ck0000751656_SupplementTextBlock

SUPPLEMENT TO PROSPECTUS

The date of this supplement is June 28, 2012

MFS® Municipal Series Trust

MFS® Alabama Municipal Bond Fund,

MFS® Arkansas Municipal Bond Fund,

MFS® Georgia Municipal Bond Fund,

MFS® Maryland Municipal Bond Fund,

MFS® Massachusetts Municipal Bond

Fund, MFS® Mississippi Municipal

Bond Fund, MFS® Pennsylvania

Municipal Bond Fund MFS® South

Carolina Municipal Bond Fund, MFS®

Tennessee Municipal Bond Fund, and

MFS® West Virginia Municipal Bond

Fund

Effective immediately, the footnote (#) directly beneath the first table in the sub-section entitled “Fees and Expenses” under the main heading “Summary of Key Information” is restated in its entirety as follows:

#

On shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.

MFS Arkansas Municipal Bond Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFARX
MFS Arkansas Municipal Bond Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBARX

MFS Georgia Municipal Bond Fund (Prospectus Summary): | MFS Georgia Municipal Bond Fund
MFS® Georgia Municipal Bond Fund

SUPPLEMENT TO PROSPECTUS

The date of this supplement is June 28, 2012

MFS® Municipal Series Trust

MFS® Alabama Municipal Bond Fund,

MFS® Arkansas Municipal Bond Fund,

MFS® Georgia Municipal Bond Fund,

MFS® Maryland Municipal Bond Fund,

MFS® Massachusetts Municipal Bond

Fund, MFS® Mississippi Municipal

Bond Fund, MFS® Pennsylvania

Municipal Bond Fund MFS® South

Carolina Municipal Bond Fund, MFS®

Tennessee Municipal Bond Fund, and

MFS® West Virginia Municipal Bond

Fund

Effective immediately, the footnote (#) directly beneath the first table in the sub-section entitled “Fees and Expenses” under the main heading “Summary of Key Information” is restated in its entirety as follows:

#

On shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 28, 2011
MFS Georgia Municipal Bond Fund (Prospectus Summary): | MFS Georgia Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MFS® Georgia Municipal Bond Fund
Supplement Text	ck0000751656_SupplementTextBlock

SUPPLEMENT TO PROSPECTUS

The date of this supplement is June 28, 2012

MFS® Municipal Series Trust

MFS® Alabama Municipal Bond Fund,

MFS® Arkansas Municipal Bond Fund,

MFS® Georgia Municipal Bond Fund,

MFS® Maryland Municipal Bond Fund,

MFS® Massachusetts Municipal Bond

Fund, MFS® Mississippi Municipal

Bond Fund, MFS® Pennsylvania

Municipal Bond Fund MFS® South

Carolina Municipal Bond Fund, MFS®

Tennessee Municipal Bond Fund, and

MFS® West Virginia Municipal Bond

Fund

Effective immediately, the footnote (#) directly beneath the first table in the sub-section entitled “Fees and Expenses” under the main heading “Summary of Key Information” is restated in its entirety as follows:

#

On shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.

MFS Georgia Municipal Bond Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMGAX
MFS Georgia Municipal Bond Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBGAX

MFS Maryland Municipal Bond Fund (Prospectus Summary): | MFS Maryland Municipal Bond Fund
MFS® Maryland Municipal Bond Fund

SUPPLEMENT TO PROSPECTUS

The date of this supplement is June 28, 2012

MFS® Municipal Series Trust

MFS® Alabama Municipal Bond Fund,

MFS® Arkansas Municipal Bond Fund,

MFS® Georgia Municipal Bond Fund,

MFS® Maryland Municipal Bond Fund,

MFS® Massachusetts Municipal Bond

Fund, MFS® Mississippi Municipal

Bond Fund, MFS® Pennsylvania

Municipal Bond Fund MFS® South

Carolina Municipal Bond Fund, MFS®

Tennessee Municipal Bond Fund, and

MFS® West Virginia Municipal Bond

Fund

Effective immediately, the footnote (#) directly beneath the first table in the sub-section entitled “Fees and Expenses” under the main heading “Summary of Key Information” is restated in its entirety as follows:

#

On shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 28, 2011
MFS Maryland Municipal Bond Fund (Prospectus Summary): | MFS Maryland Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MFS® Maryland Municipal Bond Fund
Supplement Text	ck0000751656_SupplementTextBlock

SUPPLEMENT TO PROSPECTUS

The date of this supplement is June 28, 2012

MFS® Municipal Series Trust

MFS® Alabama Municipal Bond Fund,

MFS® Arkansas Municipal Bond Fund,

MFS® Georgia Municipal Bond Fund,

MFS® Maryland Municipal Bond Fund,

MFS® Massachusetts Municipal Bond

Fund, MFS® Mississippi Municipal

Bond Fund, MFS® Pennsylvania

Municipal Bond Fund MFS® South

Carolina Municipal Bond Fund, MFS®

Tennessee Municipal Bond Fund, and

MFS® West Virginia Municipal Bond

Fund

Effective immediately, the footnote (#) directly beneath the first table in the sub-section entitled “Fees and Expenses” under the main heading “Summary of Key Information” is restated in its entirety as follows:

#

On shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.

MFS Maryland Municipal Bond Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFSMX
MFS Maryland Municipal Bond Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBMDX

MFS Massachusetts Municipal Bond Fund (Prospectus Summary): | MFS Massachusetts Municipal Bond Fund
MFS® Massachusetts Municipal Bond Fund

SUPPLEMENT TO PROSPECTUS

The date of this supplement is June 28, 2012

MFS® Municipal Series Trust

MFS® Alabama Municipal Bond Fund,

MFS® Arkansas Municipal Bond Fund,

MFS® Georgia Municipal Bond Fund,

MFS® Maryland Municipal Bond Fund,

MFS® Massachusetts Municipal Bond

Fund, MFS® Mississippi Municipal

Bond Fund, MFS® Pennsylvania

Municipal Bond Fund MFS® South

Carolina Municipal Bond Fund, MFS®

Tennessee Municipal Bond Fund, and

MFS® West Virginia Municipal Bond

Fund

Effective immediately, the footnote (#) directly beneath the first table in the sub-section entitled “Fees and Expenses” under the main heading “Summary of Key Information” is restated in its entirety as follows:

#

On shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 28, 2011
MFS Massachusetts Municipal Bond Fund (Prospectus Summary): | MFS Massachusetts Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MFS® Massachusetts Municipal Bond Fund
Supplement Text	ck0000751656_SupplementTextBlock

SUPPLEMENT TO PROSPECTUS

The date of this supplement is June 28, 2012

MFS® Municipal Series Trust

MFS® Alabama Municipal Bond Fund,

MFS® Arkansas Municipal Bond Fund,

MFS® Georgia Municipal Bond Fund,

MFS® Maryland Municipal Bond Fund,

MFS® Massachusetts Municipal Bond

Fund, MFS® Mississippi Municipal

Bond Fund, MFS® Pennsylvania

Municipal Bond Fund MFS® South

Carolina Municipal Bond Fund, MFS®

Tennessee Municipal Bond Fund, and

MFS® West Virginia Municipal Bond

Fund

Effective immediately, the footnote (#) directly beneath the first table in the sub-section entitled “Fees and Expenses” under the main heading “Summary of Key Information” is restated in its entirety as follows:

#

On shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.

MFS Massachusetts Municipal Bond Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFSSX
MFS Massachusetts Municipal Bond Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBMAX

MFS Mississippi Municipal Bond Fund (Prospectus Summary): | MFS Mississippi Municipal Bond Fund
MFS® Mississippi Municipal Bond Fund

SUPPLEMENT TO PROSPECTUS

The date of this supplement is June 28, 2012

MFS® Municipal Series Trust

MFS® Alabama Municipal Bond Fund,

MFS® Arkansas Municipal Bond Fund,

MFS® Georgia Municipal Bond Fund,

MFS® Maryland Municipal Bond Fund,

MFS® Massachusetts Municipal Bond

Fund, MFS® Mississippi Municipal

Bond Fund, MFS® Pennsylvania

Municipal Bond Fund MFS® South

Carolina Municipal Bond Fund, MFS®

Tennessee Municipal Bond Fund, and

MFS® West Virginia Municipal Bond

Fund

Effective immediately, the footnote (#) directly beneath the first table in the sub-section entitled “Fees and Expenses” under the main heading “Summary of Key Information” is restated in its entirety as follows:

#

On shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 28, 2011
MFS Mississippi Municipal Bond Fund (Prospectus Summary): | MFS Mississippi Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MFS® Mississippi Municipal Bond Fund
Supplement Text	ck0000751656_SupplementTextBlock

SUPPLEMENT TO PROSPECTUS

The date of this supplement is June 28, 2012

MFS® Municipal Series Trust

MFS® Alabama Municipal Bond Fund,

MFS® Arkansas Municipal Bond Fund,

MFS® Georgia Municipal Bond Fund,

MFS® Maryland Municipal Bond Fund,

MFS® Massachusetts Municipal Bond

Fund, MFS® Mississippi Municipal

Bond Fund, MFS® Pennsylvania

Municipal Bond Fund MFS® South

Carolina Municipal Bond Fund, MFS®

Tennessee Municipal Bond Fund, and

MFS® West Virginia Municipal Bond

Fund

Effective immediately, the footnote (#) directly beneath the first table in the sub-section entitled “Fees and Expenses” under the main heading “Summary of Key Information” is restated in its entirety as follows:

#

On shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.

MFS Mississippi Municipal Bond Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MISSX
MFS Mississippi Municipal Bond Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBMSX